Insurance Risk - Summary of changes in major assumptions on Interest rate risk insurance contract liabilities (assets) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Interest rate risk [member] | Financial assets at fair value through profit or loss
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect	[1]	₩ (26,466)	₩ (35,934)
Decrease in Profit and Loss Effect	[1]	26,563	35,934
Interest rate risk [member] | Financial assets at fair value through other comprehensive income
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Capital Effect	[1]	(4,736,892)	(4,777,699)
Decrease in Capital Effect	[1]	5,800,791	5,837,965
Interest rate risk [member] | Insurance contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect		0	0
Decrease in Profit and Loss Effect		0	0
Increase in Capital Effect		5,066,153	4,357,244
Decrease in Capital Effect		(6,484,658)	(6,073,734)
Interest rate risk [member] | Insurance contracts [member] | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect	[2]	0	0
Decrease in Profit and Loss Effect	[2]	0	0
Increase in Capital Effect	[2]	509,420	539,618
Decrease in Capital Effect	[2]	(620,972)	(658,212)
Interest rate risk [member] | Insurance contracts [member] | Insurance Contract Non Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect	[2]	0	0
Decrease in Profit and Loss Effect	[2]	0	0
Increase in Capital Effect	[2]	4,535,425	3,772,927
Decrease in Capital Effect	[2]	(5,802,811)	(5,332,780)
Interest rate risk [member] | Insurance contracts [member] | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect	[2]	0	0
Decrease in Profit and Loss Effect	[2]	0	0
Increase in Capital Effect	[2]	21,308	44,699
Decrease in Capital Effect	[2]	(60,875)	(82,742)
Interest rate risk [member] | Reinsurance Contract [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect	[2]	0	0
Decrease in Profit and Loss Effect	[2]	0	0
Increase in Capital Effect	[2]	255,489	50,365
Decrease in Capital Effect	[2]	(308,842)	(59,948)
Equity price risk [member] | Financial assets at fair value through profit or loss
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect		255,595	193,578
Decrease in Profit and Loss Effect		(255,595)	(193,578)
Equity price risk [member] | Financial assets at fair value through other comprehensive income
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Capital Effect		0	0
Decrease in Capital Effect		0	0
Equity price risk [member] | Insurance contracts [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect		(255,595)	(193,578)
Decrease in Profit and Loss Effect		255,595	193,578
Increase in Capital Effect		0	0
Decrease in Capital Effect		0	0
Equity price risk [member] | Insurance contracts [member] | Insurance Contract Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect		0	0
Decrease in Profit and Loss Effect		0	0
Increase in Capital Effect		0	0
Decrease in Capital Effect		0	0
Equity price risk [member] | Insurance contracts [member] | Insurance Contract Non Participating [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect		0	0
Decrease in Profit and Loss Effect		0	0
Increase in Capital Effect		0	0
Decrease in Capital Effect		0	0
Equity price risk [member] | Insurance contracts [member] | Insurance Contract Variable [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect		(255,595)	(193,578)
Decrease in Profit and Loss Effect		255,595	193,578
Increase in Capital Effect		0	0
Decrease in Capital Effect		0	0
Equity price risk [member] | Reinsurance Contract [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase in Profit and Loss Effect		0	0
Decrease in Profit and Loss Effect		0	0
Increase in Capital Effect		0	0
Decrease in Capital Effect		₩ 0	₩ 0

[1]	It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).
[2]	This is the impact on equity (before tax) due to changes in expected cash flows of insurance and reinsurance contracts, excluding variable annuities/savings.